INCOME TAXES	12 Months Ended
Jan. 31, 2024
Notes and other explanatory information [abstract]
INCOME TAXES

14. INCOME TAXES

A reconciliation of income taxes at statutory rate is as follows:

	Year ended January 31,
	2024	2023	2022
Net loss before tax	$(637,809)	$(1,769,501)	$(1,622,000)
Statutory income tax rate	27%	27%	27%
Expected income tax recovery at statutory income tax rates	(173,000)	(478,000)	(438,000)
Non-deductible expenditures	31	646	90,924
Other	(132,752)	(78,026)	(136,333)
Adjustment to prior year provisions versus statutory tax returns	108,721	91,380	39,409
Change in valuation allowance	197,000	464,000	444,000
Income tax recovery	$-	$-	$-

The Company’s deferred tax assets and liabilities are comprised of the following:

	Year ended January 31,
	2024	2023	2022
Deferred tax assets (liabilities):
Federal loss carryforwards	$3,669,000	$3,108,000	$2,626,000
Mineral properties	40,000	40,000	38,000
Share issue costs	5,000	8,000	9,000
	3,714,000	3,156,000	2,673,000
Valuation allowance	(3,714,000)	(3,156,000)	(2,673,000)
Net deferred tax asset	$-	$-	$-

RED METAL RESOURCES LTD. NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended January 31, 2024, 2023 and 2022 (Expressed in Canadian Dollars)

The Company has approximately $2,118,000 in net operating loss carry forwards in Canada that may be offset against future taxable income, which may be used to reduce future taxable income and expire in the year 2044. The Company also has approximately $6,446,000 of Chilean tax losses. The Chilean tax losses can be carried forward indefinitely.

The Company has approximately $6,463,000 in United States net operating loss carry forwards, $2,196,000 of which expire in 2037. The remaining balance of $4,267,000 will never expire but its utilization is limited to 80% of taxable income in any future year.